Share-based Payments - Summary of Principal Assumptions used for Valuation of Share Options (Details)	12 Months Ended
	Dec. 31, 2024 GBP (£) shares yr £ / shares	Dec. 31, 2023 GBP (£) yr shares £ / shares	Dec. 31, 2022 GBP (£) shares yr £ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options granted | shares	6,273,782	2,733,139	1,497,013
2022 Share Options [Member] | Grant Date Mar 9, 2022 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			89.32%
Dividend yield			0.00%
Risk-free investment rate			1.36%
Fair value of option at grant date | £			£ 370
Fair value of share at grant date			£ 0.56
Exercise price at date of grant			£ 0.56
Lapse date			Mar. 09, 2032
Expected option life (years) | yr			4.5
Number of options granted | shares			1,020,925
2022 Share Options [Member] | Grant Date Mar 9, 2022 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			95.70%
Dividend yield			0.00%
Risk-free investment rate			1.37%
Fair value of option at grant date | £			£ 530
Fair value of share at grant date			£ 0.56
Exercise price at date of grant			£ 0.04
Lapse date			Mar. 09, 2032
Expected option life (years) | yr			3.5
Number of options granted | shares			95,000
2022 Share Options [Member] | Grant Date Jul 12, 2022 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			94.05%
Dividend yield			0.00%
Risk-free investment rate			1.76%
Fair value of option at grant date | £			£ 640
Fair value of share at grant date			£ 0.67
Exercise price at date of grant			£ 0.04
Lapse date			Jul. 12, 2032
Expected option life (years) | yr			3.5
Number of options granted | shares			275,725
2022 Share Options [Member] | Grant Date Jul 12, 2022 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			103.18%
Dividend yield			0.00%
Risk-free investment rate			1.79%
Fair value of option at grant date | £			£ 640
Fair value of share at grant date			£ 0.67
Exercise price at date of grant			£ 0.04
Expected option life (years) | yr			2.5
Number of options granted | shares			105,363
2022 Share Options [Member] | Vesting Dates One [Member] | Grant Date Mar 9, 2022 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Mar. 09, 2023
2022 Share Options [Member] | Vesting Dates One [Member] | Grant Date Mar 9, 2022 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Mar. 09, 2023
2022 Share Options [Member] | Vesting Dates One [Member] | Grant Date Jul 12, 2022 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Jul. 12, 2023
2022 Share Options [Member] | Vesting Dates One [Member] | Grant Date Jul 12, 2022 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Jul. 12, 2023
2022 Share Options [Member] | Vesting Dates Two [Member] | Grant Date Mar 9, 2022 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Mar. 09, 2024
2022 Share Options [Member] | Vesting Dates Two [Member] | Grant Date Mar 9, 2022 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Mar. 09, 2024
2022 Share Options [Member] | Vesting Dates Two [Member] | Grant Date Jul 12, 2022 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Jul. 12, 2024
2022 Share Options [Member] | Vesting Dates Two [Member] | Grant Date Jul 12, 2022 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Jul. 12, 2024
2022 Share Options [Member] | Vesting Dates Three [Member] | Grant Date Mar 9, 2022 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Mar. 09, 2025
2022 Share Options [Member] | Vesting Dates Three [Member] | Grant Date Mar 9, 2022 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Mar. 09, 2025
2022 Share Options [Member] | Vesting Dates Three [Member] | Grant Date Jul 12, 2022 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Jul. 12, 2025
2022 Share Options [Member] | Vesting Dates Three [Member] | Grant Date Jul 12, 2022 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Jul. 12, 2025
2022 Share Options [Member] | Vesting Dates Four [Member] | Grant Date Mar 9, 2022 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Mar. 09, 2026
2022 Share Options [Member] | Vesting Dates Four [Member] | Grant Date Mar 9, 2022 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Mar. 09, 2026
2022 Share Options [Member] | Vesting Dates Four [Member] | Grant Date Jul 12, 2022 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Jul. 12, 2026
2022 Share Options [Member] | Vesting Dates Four [Member] | Grant Date Jul 12, 2022 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Jul. 12, 2026
2023 Share Options [Member] | Grant Date January 11, 2023 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		97.11%
Dividend yield		0.00%
Risk-free investment rate		3.31%
Fair value of option at grant date | £		£ 870
Fair value of share at grant date		£ 1.23
Exercise price at date of grant		£ 1.23
Lapse date		Jan. 11, 2033
Expected option life (years) | yr		4.5
Number of options granted | shares		1,774,176
2023 Share Options [Member] | Grant Date January 11, 2023 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		105.11%
Dividend yield		0.00%
Risk-free investment rate		3.34%
Fair value of option at grant date | £		£ 1,190
Fair value of share at grant date		£ 1.23
Exercise price at date of grant		£ 0.04
Lapse date		Jan. 11, 2033
Expected option life (years) | yr		3.5
Number of options granted | shares		655,425
2023 Share Options [Member] | Grant Date January 11, 2023 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		116.33%
Dividend yield		0.00%
Risk-free investment rate		3.38%
Fair value of option at grant date | £		£ 1,190
Fair value of share at grant date		£ 1.23
Exercise price at date of grant		£ 0.04
Expected option life (years) | yr		2.5
Number of options granted | shares		219,163
2023 Share Options [Member] | Grant Date June 16,2023 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		121.58%
Dividend yield		0.00%
Risk-free investment rate		4.98%
Fair value of option at grant date | £		£ 560
Fair value of share at grant date		£ 0.59
Exercise price at date of grant		£ 0.04
Lapse date		Jun. 16, 2033
Expected option life (years) | yr		2
Number of options granted | shares		37,500
2023 Share Options [Member] | Grant Date June 16,2023 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		124.98%
Dividend yield		0.00%
Risk-free investment rate		4.99%
Fair value of option at grant date | £		£ 550
Fair value of share at grant date		£ 0.59
Exercise price at date of grant		£ 0.04
Expected option life (years) | yr		1
Number of options granted | shares		9,375
2023 Share Options [Member] | Grant Date July 12,2023 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		106.61%
Dividend yield		0.00%
Risk-free investment rate		5.21%
Fair value of option at grant date | £		£ 420
Fair value of share at grant date		£ 0.62
Exercise price at date of grant		£ 0.62
Lapse date		Jul. 12, 2033
Expected option life (years) | yr		3
Number of options granted | shares		37,500
2023 Share Options [Member] | Vesting Dates One [Member] | Grant Date January 11, 2023 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Jan. 11, 2024
2023 Share Options [Member] | Vesting Dates One [Member] | Grant Date January 11, 2023 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Jan. 11, 2024
2023 Share Options [Member] | Vesting Dates One [Member] | Grant Date January 11, 2023 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Jan. 11, 2024
2023 Share Options [Member] | Vesting Dates One [Member] | Grant Date June 16,2023 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Jun. 16, 2024
2023 Share Options [Member] | Vesting Dates One [Member] | Grant Date June 16,2023 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Jun. 16, 2024
2023 Share Options [Member] | Vesting Dates One [Member] | Grant Date July 12,2023 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Jul. 12, 2024
2023 Share Options [Member] | Vesting Dates Two [Member] | Grant Date January 11, 2023 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Jan. 11, 2025
2023 Share Options [Member] | Vesting Dates Two [Member] | Grant Date January 11, 2023 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Jan. 11, 2025
2023 Share Options [Member] | Vesting Dates Two [Member] | Grant Date January 11, 2023 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Jan. 11, 2025
2023 Share Options [Member] | Vesting Dates Three [Member] | Grant Date January 11, 2023 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Jan. 11, 2026
2023 Share Options [Member] | Vesting Dates Three [Member] | Grant Date January 11, 2023 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Jan. 11, 2026
2023 Share Options [Member] | Vesting Dates Three [Member] | Grant Date January 11, 2023 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Jan. 11, 2026
2023 Share Options [Member] | Vesting Dates Four [Member] | Grant Date January 11, 2023 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Jan. 11, 2027
2023 Share Options [Member] | Vesting Dates Four [Member] | Grant Date January 11, 2023 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Jan. 11, 2027
2023 Share Options [Member] | Vesting Dates Four [Member] | Grant Date January 11, 2023 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Jan. 11, 2027
2024 Share Options [Member] | Grant Date Mar 13-14, 2024 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	104.73%
Dividend yield	0.00%
Risk-free investment rate	3.92%
Fair value of option at grant date | £	£ 220
Fair value of share at grant date	£ 0.3
Exercise price at date of grant	£ 0.3
Lapse date	Mar 13-14, 2034
Expected option life (years) | yr	4.5
Number of options granted | shares	4,532,313
2024 Share Options [Member] | Grant Date Mar 13, 2024 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	110.40%
Dividend yield	0.00%
Risk-free investment rate	4.06%
Fair value of option at grant date | £	£ 200
Fair value of share at grant date	£ 0.3
Exercise price at date of grant	£ 0.3
Lapse date	Mar. 13, 2034
Expected option life (years) | yr	3
Number of options granted | shares	234,375
2024 Share Options [Member] | Grant Date Mar 13, 2024 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	111.25%
Dividend yield	0.00%
Risk-free investment rate	4.03%
Fair value of option at grant date | £	£ 270
Fair value of share at grant date	£ 0.3
Exercise price at date of grant	£ 0.04
Lapse date	Mar. 13, 2034
Expected option life (years) | yr	3.5
Number of options granted | shares	842,000
2024 Share Options [Member] | Grant Date Mar 13, 2024 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	111.50%
Dividend yield	0.00%
Risk-free investment rate	4.21%
Fair value of option at grant date | £	£ 270
Fair value of share at grant date	£ 0.3
Exercise price at date of grant	£ 0.04
Expected option life (years) | yr	2.5
Number of options granted | shares	547,906
2024 Share Options [Member] | Grant Date Mar 13, 2024 Three [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	125.90%
Dividend yield	0.00%
Risk-free investment rate	4.27%
Fair value of option at grant date | £	£ 270
Fair value of share at grant date	£ 0.3
Exercise price at date of grant	£ 0.04
Lapse date	Mar. 13, 2034
Expected option life (years) | yr	2
Number of options granted | shares	93,750
2024 Share Options [Member] | Grant Date Mar 13, 2024 Four [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	103.00%
Dividend yield	0.00%
Risk-free investment rate	4.59%
Fair value of option at grant date | £	£ 260
Fair value of share at grant date	£ 0.3
Exercise price at date of grant	£ 0.04
Expected option life (years) | yr	1
Number of options granted | shares	23,438
2024 Share Options [Member] | Vesting Dates One [Member] | Grant Date Mar 13-14, 2024 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Mar 13-14, 2025
2024 Share Options [Member] | Vesting Dates One [Member] | Grant Date Mar 13, 2024 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Mar. 13, 2025
2024 Share Options [Member] | Vesting Dates One [Member] | Grant Date Mar 13, 2024 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Mar. 13, 2025
2024 Share Options [Member] | Vesting Dates One [Member] | Grant Date Mar 13, 2024 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Mar. 13, 2025
2024 Share Options [Member] | Vesting Dates One [Member] | Grant Date Mar 13, 2024 Three [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Mar. 13, 2025
2024 Share Options [Member] | Vesting Dates One [Member] | Grant Date Mar 13, 2024 Four [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Mar. 13, 2025
2024 Share Options [Member] | Vesting Dates Two [Member] | Grant Date Mar 13-14, 2024 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Mar 13-14, 2026
2024 Share Options [Member] | Vesting Dates Two [Member] | Grant Date Mar 13, 2024 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Mar. 13, 2026
2024 Share Options [Member] | Vesting Dates Two [Member] | Grant Date Mar 13, 2024 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Mar. 13, 2026
2024 Share Options [Member] | Vesting Dates Three [Member] | Grant Date Mar 13-14, 2024 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Mar 13-14, 2027
2024 Share Options [Member] | Vesting Dates Three [Member] | Grant Date Mar 13, 2024 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Mar. 13, 2027
2024 Share Options [Member] | Vesting Dates Three [Member] | Grant Date Mar 13, 2024 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Mar. 13, 2027
2024 Share Options [Member] | Vesting Dates Four [Member] | Grant Date Mar 13-14, 2024 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Mar 13-14, 2028
2024 Share Options [Member] | Vesting Dates Four [Member] | Grant Date Mar 13, 2024 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Mar. 13, 2028
2024 Share Options [Member] | Vesting Dates Four [Member] | Grant Date Mar 13, 2024 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Mar. 13, 2028